ACQUISITION OF BUSINESSES (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Jan. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	May 27, 2025
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						26.00%
Revenues		$ 6,695	$ 11,946	$ 13,444	$ 23,961
Net loss		135	65	391	268
Industrials
Disclosure of detailed information about business combination [line items]
Revenues		$ 3,552	$ 3,419	7,078	$ 7,086
Chemelex | Industrials
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 1,654
Proportion of voting rights held in subsidiary	100.00%
Proportion of ownership interest in associate	26.00%
Goodwill recognised as of acquisition date	$ 654
Identifiable intangible assets recognised as of acquisition date	804
Property, plant and equipment recognised as of acquisition date	115
Inventory recognised as of acquisition date	109
Non-current liabilities recognised as of acquisition date	28
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	34
Revenues				261
Revenue of combined entity as if combination occurred at beginning of period				302
Net loss				15
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 13
Chemelex | Industrials | Customer-related intangible assets
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	498
Chemelex | Industrials | Brand and Trademarks
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	198
Chemelex | Industrials | Developed Technology and Software
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 108